Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

For its condensed consolidated financial statements as of September 30, 2024 and for the period then ended, the Company evaluated subsequent events through the date these financial statements were issued. Other than the items noted below, there were no subsequent events identified for disclosure as of the date the financial statements were issued.

Subsequent to September 30, 2024, on November 25, 2025, the Company consummated its IPO whereby it sold a total of 1,687,500 shares of common stock, at an offer price of $4.00 per share. The Company received net proceeds from the IPO of $5,960,000 after deducting underwriting discounts and commission of $790,000.

Concurrent with the closing of the IPO on November 25, 2024, the Company consummated a private offering to certain of its existing security holders, of common stock warrants to purchase an aggregate of up to 382,205 shares of common stock (the “Common Warrants”) at an exercise price of $0.01 per share. The Common Warrants were sold in such private placement for a purchase price of $3.99 per Common Warrant, which was equal to the $4.00 price per share at which the common stock was sold in the IPO offering less the $0.01 exercise price. The Company received net proceeds from the private offering of Common Warrants of $1,397,998 after deducting underwriting discounts and commission of $127,000. The Common Warrants are immediately exercisable and will expire five years from the date of issuance. Subject to limited exceptions, a holder of Common Warrants will not have the right to exercise any portion of its Common Warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or, at the election of the holder, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise. The Company offered the Common Warrants to enable certain existing securityholders of the Company that were expected to participate in the offering to maintain their percentage ownership interest in the Company without violating the purchaser concentration rules of Nasdaq applicable to initial public offerings of common stock. The Common Warrants and the shares of common stock issuable upon exercise of such warrants were not registered under the Securities Act of 1933, as amended (the “Securities Act”), and were offered pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

Concurrent with the closing of the IPO on November 25, 2024, any contingencies disclosed above related to the accounting treatment recognizing the conversion of debt to equity for the following private transactions were lifted as a result of the IPO (see Notes 5, 6, 7 and 8):

a)	The 2022 and 2023 Convertible Promissory Notes which were previously exchanged for 3,312,148 shares of common stock and 507,394 prepaid warrants to purchase common stock (See Notes 5 and 14);

b)	The 2023 Series — Convertible Whiskey Special Ops 2023 Notes and related warrants which were previously exchanged for 2,399,090 shares of common stock and 546,927 prepaid warrants to purchase common stock (See Notes 5 and 14);

c)	The $399,667 received from the two separate investors under the terms of the May 2024 and July 2024 factoring agreements, including accrued fees and 66,549 related warrants, which was exchanged for an aggregate of 44,291 shares of Series A Preferred Stock and 24,979 warrants to purchase shares of common stock at $4.00 per share (including $266,667 received from a related party, which was exchanged for 29,661 shares of Series A Preferred Stock, and 16,667 warrants). (See Notes 6 and 14.)

d)	The $250,000 received from an investor under the terms of a July 2024 accounts receivable factoring agreement, including accrued fees, which was exchanged for 27,700 shares of Series A Preferred Stock, including 15,625 warrants to purchase shares of common stock at $4.00 per share. (See Notes 6 and 14.)

In addition to the Common Warrants discussed above, pursuant to the Underwriting Agreement dated November 21, 2024, by and between the Company and the underwriters named therein (the “Representative”), we issued 84,375 of Representative’s Warrants to the Representative with an initial exercise date on or after May 24, 2025, an exercise price of $4.00 per share, and an expiration date of November 21, 2029.

Subsequent to September 30, 2024, the Company’s 2024 Equity Incentive Plan (authorizing up to 2,500,000 shares of common stock to be issued) (the “2024 Plan”) was approved by the Board of Directors and stockholders, and became effective upon the Company’s November 25, 2024 initial public offering.

Under the terms of the February 21, 2024 TTS acquisition, the Company paid the shareholders of TTS $670,686 using common stock of the Company at a negotiated price of $13.16 per share (or 50,972 shares), subject to a true-up provision (to the price per share of the common stock in the Company’s anticipated IPO, if lower — estimated at $5.00 as of September 30, 2024, or 134,137 shares of common stock) that expired on August 31, 2024. ASC 480 requires a financial instrument to be classified as a liability if such financial instrument contains a conditional obligation that the issuer must or may settle by issuing a variable number of its equity securities if, at inception, the monetary value of the obligation is predominantly based on a known fixed monetary amount. In September 2024, the Company extended the true-up provision under the terms of the TTS stock sale from August 31, 2024 to the date of settlement of the Thinking Tree Spirits Dissenters Rights Process, resulting in the delay in reclassifying the TTS purchase price liability to equity (under ASC-480). (See also Note 10). Once the final determination is made on the amount owed to dissenters, if any, that amount will be deducted from the true-up amount and the resulting number of shares of common stock will be issued at the price per share of the common stock in the Company’s initial public offering (which was consummated subsequent to September 30, 2024, upon the November 25, 2024 initial public offering at $4.00 per share, which will result in the $670,686 being paid by 167,671 shares of common stock, an increase of 116,699 shares over the 50,972 shares previously paid, subject to reductions for any payments made to dissenters).

Subsequent to November 25, 2024 we settled with one of the three TTS dissenters and we sent the remaining two dissenters the statutorily required payment offers and documentation to attempt to wind down the dissenters process. The statutorily required thirty (30) day review period for those offers passed on January 6, 2025 with one objection from one of the remaining dissenters. Nevertheless, we believe the matter to be concluded, but there is a risk either or both of the late responding dissenters could attempt to extract more value than the offer that was sent to them. It is unclear under Oregon law how successful they would be in such attempts since the review period has passed. As a result of netting out the amount paid to such dissenters from the makeup provisions of our acquisition agreement with the remaining TTS shareholders, we assume we will issue the remaining TTS shareholders an additional 83,407 shares of our unregistered common stock which will be subject to lockup agreements that do not allow such shares to be sold until after the one hundred and eighty (180) day anniversary of the date of their grant. The granting of such shares shall occur after this offering becomes effective after we have been advised by outside counsel that the risk of a dissenter reopening the matter has passed or is nonmaterial.

In October 2024, the Company sold 250 barrels of aged whiskey to a related party for $166,667. Under the terms of the sale, in the event the related party resells the barrels back to the Company, the resell prices shall be the price paid per barrel under the agreement plus a 15% simple annual interest rate of 1.25% per month from the date the related party purchased the barrels from the Company. The Company also agreed to store the barrels for the related party at no fee until the related party sells the barrels to either the Company or a third party.

In October 2024, the holders of the 2022 and 2023 Convertible Promissory Notes that had entered into a Subscription Exchange Agreement to exchange into equity the value of their 2022 and 2023 Convertible Notes (with all accrued interest and fees through, and effective as of, June 30, 2023) extended the date by which the holders would have the right to exchange the common stock issued under the Subscription Exchange Agreement for promissory notes (the “New Notes”) on terms substantially similar to the Notes exchanged (contingent upon the consummation of the Company’s initial public offering) if the Company has not listed the common stock on a national or international securities exchange from October 31, 2024 to February 28, 2025.

On November 22, 2024 (Subsequent to September 30, 2024, and prior to the Company’s initial public offering on November 25, 2024), a related party exchanged 250,000 shares of common stock for 250,000 prepaid warrants to purchase common stock.

In January 2025 the Company entered into a term sheet for an equity line of credit purchase agreement (“the ELOC Purchase Agreement Term Sheet”) with an investor (the ELOC Investor”). Pursuant to the ELOC Purchase Agreement Term Sheet, upon the effectiveness of a related Registration Statement (the ELOC Registration Statement”) the Company and the investor will enter into an equity line of credit purchase agreement whereby the Company will have the right from time to time (at the Company’s option) to direct the Investor to purchase up to $15,000,000 of the Company’s common stock (subject to certain limitations and conditions. (the “ELOC Purchase Agreement”, or the “Facility”). The amount of sales of common stock to the investor under the ELOC Purchase Agreement (the “ELOC Shares”), and the timing of any sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among others, market conditions, the trading price of the Company’s shares and determinations by the Company regarding the use of proceeds from any sale of such ELOC Shares. The net proceeds from any sales under the Facility will depend on the frequency with, and prices at, which the ELOC Shares are sold to the Investor.

Within five (5) business days of the close of execution of the documents for this offering the Company will issue prepaid warrants exercisable into $75,000 worth of common stock priced at the VWAP per share for the trading day preceding the date such documents are executed (the “Commitment Warrants”). The Commitment Warrants shall have an exercise price of $0.001 per share and shall not be exercisable if such exercise into common stock, when combined with other common stock owned by Investor, would cause its ownership to exceed 4.99% of our overall outstanding common stock. Upon exercise of the Commitment Warrants the resulting shares shall be called “Commitment Shares”. The Investor has agreed not to sell more of such Commitment Shares in any one trading day than is equal to seven percent (7%) of the total trading volume on the day such Commitment Shares are sold. Such warrants will be issued to the Investor as consideration for its entry into the ELOC Purchase Agreement (the “Commitment Warrants”). Further, the Company and the Investor have entered into a letter agreement dated January 23, 2025 under which Investor shall not be allowed to convert its Commitment Warrants into common stock in an amount greater than 1% of the total outstanding common stock of the Company after such conversion would be completed (the “1% Blocker”) As of January 23, 2025, except for the shares of the Company’s Series B Convertible Preferred Stock (“Series B Preferred Stock”) discussed below, no other shares have been issued to the Investor.

Pursuant to the ELOC Purchase Agreement,  the Investor also agreed to purchase $1,000,000 of the Company’s Series B Preferred Stock, of which $500,000 will be purchased, and the Company will deliver such Series B Preferred Shares, within twenty four (24) hours after the ELOC Registration Statement is filed with the SEC. The second tranche of $500,000 will be purchased, and the Company will deliver such Series B Preferred shares, within three trading days following the date the ELOC Registration Statement is declared effective by the SEC. Each share of Series B Preferred Stock will have a purchase price of $10.00 per share and a stated value of $12.00 per share, will pay dividends at the rate of 15% per annum of the stated value (or $1.80 per share), and will be convertible by the holder at any time following the 180th day following the date such Series B Preferred shares  are purchased, provided that the Company and the Investor have entered into a letter agreement dated January 23, 2025 under which Investor shall not be allowed to convert its Series B Preferred Stock into common stock in an amount greater than 1% of the total outstanding common stock of the Company after such conversion would be completed (the “1% Blocker”). The conversion of Series B Preferred Stock into common stock shall be determined by dividing (a) an amount equal to 110% of the sum of (i) the stated value plus (ii) the amount of all accrued and unpaid dividends, by (b) the Conversion Price. The Conversion Price shall be the fixed price equaling the Volume Weighted Average Price on the trading day preceding the date the documents required for the offering are executed. The Series B Preferred Stock will be subject to redemption by the Company at the Company’s option at any time following the ninety (90) day anniversary such Series B Preferred Stock is acquired, but subject to any restrictions on such redemption in the Company’s credit facilities, at a redemption price equal to the stated value of the Series B Preferred Stock to be redeemed plus any accrued but unpaid dividends thereon. The shares of common stock that could result from any conversion of Series B Preferred Stock are not being registered in the ELOC Registration Statement. Additional shares of the Company’s Series B Preferred Stock may be sold after the date the ELOC Registration Statement becomes effective.

In accordance with the Company’s obligations under the ELOC Purchase Agreement and the Registration Rights Agreement, dated as of January 23, 2025, between the Company and the Investor (the “ELOC Registration Rights Agreement”), the Company is filing the ELOC Registration Statement to register the resale by the Investor of (i) up to $15,000,000 of ELOC Shares that the Company may elect, in the Company’s sole discretion, to issue and sell to the Investor, from time to time from and after the Commencement Date under the ELOC Purchase Agreement, and (ii) 67,162 Commitment Shares that would result from the exercise of the Commitment Warrants. Unless earlier terminated, the ELOC Purchase Agreement will remain in effect until the earlier of: (i) January 23, 2028, i.e., the expiry of the 36-month period commencing on the date of the ELOC Purchase Agreement, (ii) the date on which the Investor has purchased the Maximum Commitment Amount (the “Commitment Period”), or (iii) an earlier date mutually agreed upon by both the Company and the Investor in the future.

Under the terms of the ELOC Purchase Agreement, the Investor may not purchase any ELOC Shares under the ELOC Purchase Agreement if such shares, when aggregated with all other shares then beneficially owned by the Investor and its affiliates would result in the Investor beneficially owning shares in excess of 4.99% of the number of the Company’s shares outstanding.

In conjunction with the ELOC Purchase Agreement, on January 23, 2025, the Company’s Board of Directors approved the terms of the ELOC Purchase Agreement and Registration Rights Agreement, the offering of up to 750,000 shares of Series B Preferred Stock, and the filing of the related ELOC Registration Statement.

NOTE 16 — SUBSEQUENT EVENTS

For its consolidated financial statements as of December 31, 2023 and for the period then ended, the Company evaluated subsequent events through the date on which those financial statements were issued. Other than the item noted below, there were no subsequent events identified for disclosure as of the date the financial statements were available to be issued.

On May 14, 2024, the Board and Shareholders of the Company approved a .57-for-1 reverse stock split. All share and per share numbers included in these Financial Statements as of and for the years ended December 31, 2023 and 2022 reflect the effect of that stock split unless otherwise noted.

The Company’s Board of Directors and shareholders took certain actions and approved Amendments to the Company’s certificate of incorporation and bylaws in preparation for a planned initial public offering (the “Actions and Amendments”), and have begun the process of filing of the Second Amendment to Amended and Restated Certificate of Incorporation of Heritage Distilling Holding Company, Inc. These Actions and Amendments, among other things: will increase the Company’s authorized capital from 10,000,000 shares to 70,000,000 shares, including 69,500,000 shares of common stock and 500,000 shares of Founders Common Stock. The increase in authorized shares will include provision for the additional shares to be issued with the Company’s anticipated IPO, including those discussed in the following paragraphs, and other future equity activities not yet known.

In March 2024, the Company increased the $5,000,000 Round of convertible notes with a 12.5% interest rate and an August 29, 2026 maturity date (the “Whiskey Special Ops 2023 Notes”) to $10,000,000.

Subsequent to $2,975,000 raised through December 31, 2023, the Company raised additional proceeds under the terms of the Whiskey Special Ops 2023 Notes (“Whiskey Notes”) of $767,000 in January 2024, $718,110 in February 2024, $1,630,760 in March 2024, and $540,000 in April 2024, through April 26, 2024, for aggregate total principal of $6,803,370 and proceeds of $6,630,870 (of which, $2,405,500 of principal and $2,233,000 of proceeds was with a related party). Beginning in January 2024, the Company offered holders of the Whiskey Notes an option to exchange their Whiskey Notes and related warrants for equity under the terms of the most recent round of 2023 Convertible Notes. Subsequent to December 31, 2023 and through April 26, 2024, the Whiskey Notes (including 884,116 related warrants) agreed to exchange for common stock. The then-outstanding $26,797,284 in aggregate fair value of the Whiskey Notes and related Warrants (Warrant Liability) were exchanged (contingent upon the consummation of this offering) for a total of 2,399,090 shares of our common stock and prepaid warrants for 546,927 shares of common stock under a negotiated Subscription Exchange Agreement. The actual unconditional exchange of the Whiskey Notes and related warrants and reclassification to equity (of Common Stock Par Value and Paid-in-capital of $517 and $27,591,635, respectively) under the terms of the Subscription Exchange Agreement will occur upon the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional exchange of the Whiskey Notes and related warrants for equity. Until such a time, the Whiskey Notes and related Warrant Liabilities will remain on our balance sheet, and the change in their fair values will also continue to be recognized as Other Income/(Expense) in our Statement of Operations. (See Note 5.)

In December 2023, the Company entered into an agreement with a wholesaler distributor network in Oklahoma, which will purchase products from the Company at wholesale and resell and distribute that product throughout the state through the state’s three tier system. The Company entered into contracts with wholesale distributors for distribution of its products into Kansas, Kentucky, Colorado and portion of Texas with a goal of completing those negotiations by the end of the second quarter of 2024.

In May 2024, 105,360 RSUs were voluntarily terminated and 80 RSUs were forfeited, leaving 11,064 issued RSUs to settle at a grant value of $157.89 per share. The Company had previously anticipated recognizing $18,394,817 of previously unrecognized compensation expense for those RSU awards upon the expiration of lock up agreements entered into in connection with this offering. As a result of the termination of the aforementioned RSUs, the Company now expects to recognize an expense of $1,746,895 upon the expiration of any lock ups for the remaining. In April 2024, certain holders of common stock and prepaid warrants received from the 2023 October Subscription Exchange Agreements agreed to amend those agreements as they relate to the exercise price for warrants offered as part of the 2022 Convertible Notes. Under the terms of a Subscription Exchange Agreement, the strike price of the warrants related to the 2022 Notes was fixed at a negotiated fixed, non-adjustable $6.00 per share and include a cashless exercise provision. Accordingly, these 908,334 warrants will no longer qualify to be classified as liabilities in accordance with ASC 480, and their fair value that has previously been recorded as warrant liabilities will be reclassified to equity.

In April 2024 all holders of Whiskey Notes agreed to exchange their notes and warrants for common stock under a Subscription Exchange Agreement. Under the terms of a Subscription Exchange Agreements, the Whiskey Notes and related 755,919 warrants were exchanged (contingent upon the consummation of this offering) for 2,399,090 shares of common stock and 546,927 prepaid warrants. Accordingly, those warrants will no longer qualify to be classified as liabilities in accordance with ASC 480, and their fair value that has previously been recorded as warrant liabilities will be reclassified to equity. (See Note 7.) The Whiskey Notes and related warrants were exchanged (contingent upon the consummation of this offering) for common stock; however, the Whiskey Notes and related Warrant Liabilities remain on our balance sheet until the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional conversion of the outstanding indebtedness and related warrants into equity.

The Underwriting Agreement and the related warrants granted to the Underwriter equal to 5% of the total proceeds raised in the offering at an exercise price equal to the offering price. This number of warrants may increase by up to 15% if the Underwriter elects to utilize the overallotment rights of the Offering.

In February 2024, the Company purchased all the outstanding stock of Thinking Tree Spirits, Inc. (“TTS”). Under the terms of the stock sale, the Company paid the shareholders of TTS $670,686 (net of $50,000 held back for post-closing accounting true-ups) using shares of common stock of the Company, and assumed $364,500 of debt. The $670,686 was paid using common stock of the Company at a negotiated price of $13.16 per share (or 50,972 shares), subject to a true-up provision that expires August 31, 2024 to the price per share of the Company’s anticipated IPO, if lower, (currently $5.00, or 134,137 shares). The acquisition will be recorded at a fair value, based on the $670,686 initial payment, and a fair value probability applied to the contingent earn out payments. The valuation and accounting for this acquisition will be recorded in the Company’s financial statements for the quarter ended March 31, 2024. The fair value of the acquisition will be re-measured for each subsequent reporting period until resolution of the contingent earn out payments, and any increases or decreases in fair value will be recorded in the income statement as an operating loss or gain. Under the terms of the TTS acquisition, TTS shareholders will be eligible to receive contingent earn out payments from the Company through February 17, 2027 of:

●	Up to $800,000 per year (payable in Company common stock) in each of the first 3 years post acquisition (for an aggregate of up to $2,400,000), calculated as $1.00 worth of Company common stock for every $1.00 of revenue of TTS brands and activities that exceed the previous year’s TTS associated revenue. Shortfalls in years 1 and 2 to be caught up in years 2 and/or 3, if revenues are then sufficient.

●	$395,000 if TTS is successful in securing an agreement for a new tasting room location, to be branded TTS and Heritage Distilling, or as a Company approved sub-brand or collective brand, within a certain confidential retail location in Portland OR within 3 years, TTS shareholders will receive an additional $395,000, payable at HDHC’s election either in cash or in shares of the Company’s common stock (based on closing price 30 days post opening of such location).

See Note 10 related to the treatment of the shares owed to TTS shareholders related to recently asserted dissenters’ rights related to that transaction.

On January 31, 2024, we terminated a contract to produce a world-class gin for a large international spirit brand owner as we shift our focus toward putting our resources into higher margin activities under our own core brands and programs and reducing risks associated with hourly labor in certain markets. The termination of this contract is expected to result in decreased production services revenue beginning in the first quarter of 2024 while also helping us to improve our margin as we focus on higher margin activities.

Subsequent to December 31, 2023, Flavored Bourbon LLC conducted a capital call, successfully raising $12 million from current and new investors at the same valuation as the last raise. The Company chose not to participate in the raise, but still retained its rights to full recovery of is capital account of $25.3 million, with the Company being guaranteed a pay out of this $25.3 million in the event the brand is sold to a third party, or the Company can block such sale. The Company retains 11.2071% ownership interest in this entity plus a 2.5% override in the waterfall of distributions. The valuation and accounting for this event will be recorded in the Company’s financial statements for the quarter ended March 31, 2024.